SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 38,862	$ 42,249
Cash flows	3,920	687
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(1,071)	(448)
Foreign currency translation	1,959	(2,194)
Held for sale	(190)	(1,349)
Other changes	269	(83)
Balance at end of year	$ 43,749	$ 38,862